Basis of preparation	6 Months Ended
Jun. 30, 2022
Basis Of Preparation
Basis of preparation

1.	Basis of preparation

The unaudited interim consolidated financial information for the six months ended 30 June 2022 has been prepared following the recognition and measurement principles of the International Financial Reporting Standards, International Accounting Standards and Interpretations (collectively IFRS) issued by the International Accounting Standards Board (IASB), and as adopted by the UK and in accordance with International Accounting Standard 34 Interim Financial Reporting (‘IAS 34’). The interim consolidated financial information does not include all the information and disclosures required in the annual financial information and should be read in conjunction with the audited financial statements for the year ended 31 December 2021.

The condensed interim financial information contained in this interim statement does not constitute statutory financial statements as defined by section 434(3) of the Companies Act 2006. The condensed interim financial information has not been audited. The comparative financial information for the six months ended 30 June 2021 and the year ended 31 December 2021 in this interim financial information does not constitute statutory accounts for that year. The statutory accounts for 31 December 2021 have been delivered to the UK Registrar of Companies. The auditor’s report on those accounts was unqualified and did not contain a statement under section 498(2) or 498(3) of the Companies Act 2006. The auditor’s report did draw attention to a material uncertainty related to going concern and the requirement, as of the date of the report, for additional funding to be raised by the Company by the first quarter of 2023.

Midatech Pharma’s annual reports may be downloaded from the Company’s website at https://www.midatechpharma.com/investors/financial-reports-accounts or a copy may be obtained from 1 Caspian Point, Caspian Way, Cardiff CF10 4DQ.

Going Concern

Midatech has experienced net losses and significant cash outflows from cash used in operating activities over the past years as it has developed its portfolio. As at 30 June 2022 the Group had total equity of £7.49m (£10.45m at 31 December 2021), it incurred a net loss after tax for the six months to 30 June 2022 of £3.06m (1H 21: £3.15m) and used cash in operating activities of £3.54m (1H21: £3.11m) for the same period. As at 30 June 2022, the Company had cash and cash equivalents of £6.42m .

The Group’s future viability is dependent on its ability to raise cash from financing activities to finance its development plans until commercialisation, generate cash from operating activities and to successfully obtain regulatory approval to allow marketing of its development products. The group’s failure to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies.

The Directors have prepared cash flow forecasts and considered the cash flow requirement for the Company for the next three years including the period 12 months from the date of approval of this interim financial information. These forecasts show that further financing will be required during the first quarter of 2023 assuming, inter alia, that certain developments programs and other operating activities continue as currently planned. This requirement for additional financing in the short term represents a material uncertainty that may cast doubt upon the Group and Parent Company’s ability to continue as a going concern.

The Directors are evaluating a number of near-term funding options potentially available to the Group, including fundraising and the partnering of assets and technologies of the Company. After considering the uncertainties, the Directors consider it is appropriate to continue to adopt the going concern basis in preparing these financial statements.